Leases - Summary of Equipment on Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Equipment on operating leases	$ 2,442	$ 2,212
Accumulated depreciation	(464)	(355)
Net equipment on operating leases	$ 1,978	$ 1,857